Condensed Consolidtaed Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 2,199	$ 5,031	$ 12,230	$ 5,207
Cost of revenues	(1,317)	(3,235)	(7,847)	(3,818)
Gross profit	882	1,796	4,383	1,389
Research and development expenses	(442)	(713)	(824)	(9,863)
Sales and marketing expenses	(1,081)	(1,358)	(3,481)	(3,058)
General and administrative expenses	(3,476)	(1,562)	(9,364)	(2,729)
Operating loss	(4,117)	(1,837)	(9,286)	(14,261)
Financing expenses, net	(3,471)	(15,654)	(30,340)	(14,312)
Impairment losses			(2,030)
Share in losses of affiliated companies accounted for under equity method, net		(66)	(1,658)	(1,200)
Net loss	$ (7,588)	$ (17,557)	$ (43,314)	$ (29,773)
Basic net loss per share	$ (0.01)	$ (0.04)	$ (0.06)	$ (0.11)
Diluted net loss per share	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.04)
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders used in computation of basic net loss per share	1,036,898,212	462,650,478	679,574,516	259,176,541
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders used in computation of diluted net loss per share	1,036,898,212	464,214,552	1,036,898,212,000	464,214,552,000